Document And Entity Information	Mar. 18, 2025
Document Information [Line Items]
Entity, Registrant Name	Aterian, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 18, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38937
Entity, Tax Identification Number	83-1739858
Entity, Address, Address Line One	350 Springfield Ave. Ste 200
Entity, Address, City or Town	Summit
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07901
City Area Code	347
Local Phone Number	676-1681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ATER
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001757715